Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2012
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$57	$133	$130	$843	$250
Net Property, Plant and Equipment	170	176	-	-	-
Other Noncurrent Assets	55	92	4	1	2,167	(a)
Total Assets	$282	$401	$134	$844	$2,417

LIABILITIES AND EQUITY
Current Liabilities	$32	$121	$43	$800	$304
Noncurrent Liabilities	250	280	66	1	2,095
Equity	-	-	25	43	18
Total Liabilities and Equity	$282	$401	$134	$844	$2,417

(a) Includes an intercompany item eliminated in consolidation of $89 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$8	$8
Retained Earnings	1	1	1	1
SWEPCo's Guarantee of Debt	-	49	-	52

Total Investment in DHLC	$9	$58	$9	$61

PATH West Virginia Transmission Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$19	$19
Retained Earnings	12	12	10	10

Total Investment in PATH-WV	$31	$31	$29	$29

Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
I&M	$238,865	$228,739	$235,741
OPCo	203,582	185,741	113,801

Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,498	$25,498	$25,731	$25,731
OPCo	16,302	16,302	22,139	22,139

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2012 and 2011
(in thousands)
	DCC Fuel
ASSETS	2012	2011
Current Assets	$132,886	$118,144
Net Property, Plant and Equipment	176,065	188,375
Other Noncurrent Assets	92,473	117,772
Total Assets	$401,424	$424,291

LIABILITIES AND EQUITY
Current Liabilities	$120,873	$102,946
Noncurrent Liabilities	280,551	321,345
Equity	-	-
Total Liabilities and Equity	$401,424	$424,291

Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
I&M	$238,865	$228,739	$235,741
OPCo	203,582	185,741	113,801

Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,498	$25,498	$25,731	$25,731
OPCo	16,302	16,302	22,139	22,139

Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Public Service Co of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

Public Service Co of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2012 and 2011
(in thousands)
	Sabine
	2012	2011
ASSETS
Current Assets	$56,535	$48,044
Net Property, Plant and Equipment	170,436	153,715
Other Noncurrent Assets	55,076	42,574
Total Assets	$282,047	$244,333

LIABILITIES AND EQUITY
Current Liabilities	$31,446	$67,779
Noncurrent Liabilities	250,340	176,163
Equity	261	391
Total Liabilities and Equity	$282,047	$244,333

Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
Capital Contribution from SWEPCo	$7,643	$7,643	$7,643	$7,643
Retained Earnings	946	946	1,120	1,120
SWEPCo's Guarantee of Debt	-	49,564	-	52,310

Total Investment in DHLC	$8,589	$58,153	$8,763	$61,073